Results Of Discontinued Operations (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 30, 2012	Dec. 31, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue		$ 94.6
Operations		8.2
Gain on sale	10.6	69.0
Income (loss) from discontinued operations, before tax		77.2
Income tax provision
Income from discontinued operations, net of tax		77.2
Health Information Management
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue		42.0	[1]
Operations		10.0	[1]
Gain on sale		64.5	[1]
Income (loss) from discontinued operations, before tax		74.5	[1]
Income tax provision			[1]
Income from discontinued operations, net of tax		74.5	[1]
Unisys Insurance Services Limited
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue		52.6	[2]
Operations		(1.8)	[2]
Gain on sale		4.5	[2]
Income (loss) from discontinued operations, before tax		2.7	[2]
Income tax provision			[2]
Income from discontinued operations, net of tax		$ 2.7	[2]

[1]	Includes results of operations through the April 30, 2010 closing date.
[2]	Includes results of operations through the August 31, 2010 closing date.